[LOGO] CRAFund
                                       --------
                                       ADVISORS

Dear Shareholder,

As the pace of business slows with summer, the CRA Qualified Investment Fund continues to move full speed ahead.

Over the past year, the CRA Qualified Investment Fund has continued to develop, increasing the number of shareholder institutions by three-fold. Concurrently, the Fund's net assets have grown by 450% to $44 million. And several institutions have demonstrated confidence in the Fund by increasing the size of their investments. We believe this substantial increase in capital adds greater efficiency to the Fund's activities, increases flexibility, and offers greater opportunities in terms of the range and scale of available investments on behalf of our shareholders.

Certainly, we're happy to report the continued growth of the Fund, but even more satisfying, the Fund also fulfilled its mission with regard to earning CRA credit for our bank and thrift shareholders.

The Fund also performed competitively during the past year.** As of May 31, 2001 the Fund had a 1-year total return of 10.96%; total returns since inception (August 30,1999) of 6.89%; and a 30-day SEC yield of 5.95%.

We believe that in addition to competitive performance and an outstanding record with regard to CRA credit, the CRA Qualified Investment Fund has also succeeded in meeting the goals of the Community Reinvestment Act. By investing more than $60,000,000 into community development activities, we believe the CRA Qualified Investment Fund has helped our investing institutions to make a positive impact in communities throughout the nation with programs aimed at affordable home ownership, job creation and retention, and affordable healthcare.

In the coming months, we look forward to continuing to provide your institution with the high level of service you have come to expect from the CRA Qualified Investment Fund. We appreciate your support and look forward to continue to build our relationship.

Sincerely,

/s/ Todd Cohen

Todd Cohen,
President, CRAFund Advisors, Inc.

*This letter is intended for the CRA Qualified Investment Fund's shareholders. It many not be distributed to prospective investors unless it is preceded by or accompanied by the current Fund prospectus.

**Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                     17130 Arvida Parkway o Weston, FL 33326
                      (954) 385-1980 o Fax: (954) 385-9092
                   Toll-Free: (877) CRA-1977 o www.crafund.com

            THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
                        MANAGER DISCUSSION AND ANALYSIS

     While much of the discussion about the financial marketplace focuses on the torturous rise and fall of the equity markets over the past two years, an analysis of the bond markets is every bit as compelling. Having come to market in 3rd quarter 1999 in the midst of a market with an inverted yield curve, the first since 1989, the CRA Qualified Investment Fund ("the Fund") began to take on assets just as the curve began to flatten. Over the past year that flattening has turned to steepening, as the short end of the curve has been pushed down by the Federal Reserve's aggressive defense of a slowing economy, including a 50 basis point cut on May 15th. And while the short end has rallied, the Fed's activities have triggered fears of inflation, which have hampered investor enthusiasm for bonds with longer maturities. The com-bination of the bipolar effects of the Fed's actions has resulted in a more "normally" shaped yield curve as we head into the second half of calendar year 2001. Also of note in the fixed income marketplace is the substantial performance dispersion among sectors. As over the past twelve months, the corporate sector outperformed mortgages and the mortgages outper-formed treasuries.

     So what does this all mean to the Fund? The CRA Qualified Investment Fund seeks to provide an annual return comparable to that of the Merrill Lynch U.S. Domestic Master Index and the CRA Fund Composite Index, before Fund Expenses. During the twelve-month period 5/31/00 to 5/31/01 the Fund varied from its benchmarks for two reasons. First, the Fund's duration throughout the year was longer than that of the benchmarks, and as described above, inflationary fears born out of the Fed's policy caused the longer end to underperform the shorter end. Second, as it relates to sector weightings, the Fund was underweighted in corporate securities, mostly due to a lack of availability in the CRA marketplace, as compared to the benchmarks, and as such did not equally enjoy the performance of the market's top perform-ing sector.

     As various financial, economic and political factors continue to influence the underwriting and availability of projects and securities which can be deemed CRA qualifying, it is necessary for the Fund and its management to evolve as well. Thus, as the origination and supply of CRA eligible assets continues to be weighted in the mortgage sector, the Fund's composition, in line with its primary objective of providing CRA credit to its shareholders, will reflect this. CRAFund Advisors, Inc., in an effort to provide an index that accurately benchmarks the performance of the Fund, has adjusted the sector weightings of the CRA Composite Index to account for the Fund's historic mortgage allocation.

     With the equity markets still in turmoil and the story of the bond market influenced by factors both here and abroad, the next twelve months should prove interesting at the very least. While predicting how many more rate cuts the Fed will make is really anybody's guess, we do expect the Fed to take a less aggressive stance while they digest the results of their prior activity. With key indicators being potential signs of inflation and economic recovery, we will look for the yield curve to continue to steepen.

            THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

                                                                          Commencement of
                                                                             Operations
Annual Total Return                                                      (August 30, 1999)
-------------------                                      One year ending       through
                                                           May 31, 2001     May 31, 2001
                                                           ------------     ------------
The Community Reinvestment Act Qualified Investment Fund      10.96%            6.89%
The Merrill Lynch U.S. Domestic Master Index                  12.96%            8.93%
The Community Reinvestment Act Qualified Investment Fund
Composite Index (Previous)                                    13.30%            8.91%
The Community Reinvestment Act Qualified Investment Fund
Composite Index (Current)                                     12.88%            9.02%


                               [GRAPHIC OMITTED]


                                                  5-31-2001
                                                  ---------
CRA Qualified Investment Fund                      $11,240
Merrill Lynch U.S. Domestic Master Index           $11,618
CRA Fund Composite Index (Previous)                $11,614
CRA Fund Composite Index (Current)                 $11,635


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

The above illustration compares a $10,000 investment made in the portfolio and a broad-based index, the Merrill Lynch Domestic Master Index (the "Domestic Master Index"), since 8/30/99 (inception date). The Domestic Master Index is Merrill Lynch's flagship indicator of the performance of the investment grade U.S. domestic bond market. The Domestic master Index is comprised of outstanding debt of the U.S. Treasury Note and Bond, U.S. Agency, Mortgage Pass-through and U.S. Investment Grade Corporate Bond markets. In general, the Advisor believes that the Domestic Master Index is a good proxy for use as a comparison to the Portfolio's performance. However, the Advisor believes that there are differences between the portfolio of investments of the Domestic Master Index and the Portfolio. To supplement the performance comparison, the Portfolio's Advisor compiled The Community Reinvestment Act Qualified Investment Fund Composite Index ("Composite Index") which more closely tracks the asset allocation of the Portfolio. The Advisor has changed the Composite Index's allocation to more accurately reflect the Portfolio's investments. The previous Composite Index was comprised of the following Merrill Lynch sector indices: 45% in A-Rated (or better) U.S. Corporate Bonds, 45% in Mortgage Master Index and 10% in U.S. Treasury Bills Index. The current Composite Index is comprised of 70% Mortgage Master Index, 20% in A-Rated (or better) U.S. Corporate bonds and 10% in U.S. Treasury Bills Index.

Past performance can not guarantee future results. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced.

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
ANNUAL REPORT
SCHEDULE OF INVESTMENTS                                                                               MAY 31, 2001
------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL             VALUE
                                                                                       ---------             -----
AGENCY OBLIGATIONS -- 74.22%
   Federal Home Loan Mortgage Corp., Pool #C50755, 6.50%, 03/01/31
   (04/11/01, amortized cost $ 1,259,966)                                              1,263,910       $ 1,243,223
   Federal Home Loan Mortgage Corp., Pool #C49236, 6.50%, 03/01/31
   (03/15/01, amortized cost $ 1,431,575)                                              1,434,706         1,419,196
   Federal Home Loan Mortgage Corp., Pool #C389920, 6.50%, 12/01/29 +
   (10/27/00, amortized cost $ 1,292,689)                                              1,337,958         1,330,031
   Federal Home Loan Mortgage Corp., Pool #B30844, 7.00%, 02/01/30
   (02/07/00, amortized cost $ 261,538)                                                  272,292           274,974
   Federal Home Loan Mortgage Corp., Pool #C48098, 7.00%, 02/01/31
   (02/09/01, amortized cost $ 1,077,221)                                              1,064,454         1,074,339
   Federal Home Loan Mortgage Corp., Pool #B30918, 7.50%, 08/01/30
   (08/11/00, amortized cost $ 419,939)                                                  414,297           423,767
   Federal Home Loan Mortgage Corp., Pool #B30933, 7.50%, 09/01/30
   (09/14/00, amortized cost $ 356,424)                                                  356,424           364,571
   Federal Home Loan Mortgage Corp., Pool #B30919, 8.00%, 08/01/30
   (08/11/00, amortized cost $ 499,408)                                                  491,251           509,267
   Federal National Mortgage Association, Pool #383783, 6.38%, 05/01/31 +
   (04/26/01, amortized cost $ 1,256,633)                                              1,250,000         1,244,922
   Federal National Mortgage Association, Pool #380307, 6.53%, 06/01/16
   (01/18/01, amortized cost $ 248,732)                                                  248,120           249,245
   Federal National Mortgage Association, Pool #375549, 6.60%, 12/01/07
   (05/30/01, amortized cost $ 5,087,711)                                              5,012,569         5,143,688
   Federal National Mortgage Association, Pool #383604, 6.645%, 05/01/16+
   (04/18/01, amortized cost $ 697,453)                                                  693,785           698,338
   Federal National Mortgage Association, Pool #382927, 7.31%, 12/01/29
   (11/17/00, amortized cost $ 250,406)                                                  249,166           258,893
   Federal National Mortgage Association, Pool #382284, 7.92%, 03/01/18 +
   (05/11/00, amortized cost $ 492,454)                                                  495,768           537,598
   Federal National Mortgage Association, Pool #537727, 8.00%, 04/01/30
   (05/10/01, amortized cost $ 839,513)                                                  808,941           838,094
   Federal National Mortgage Association, Pool #382470, 8.14%, 07/01/18 +
   (05/25/00, amortized cost $ 946,262)                                                  933,759         1,025,092
   Government National Mortgage Association, Pool #531439, 6.95%, 05/15/31 +
   (05/01/01, amortized cost $ 617,556)                                                  612,500           619,199
   Government National Mortgage Association, Pool #547863, 7.50%, 05/15/33 +
   (05/01/01, amortized cost $ 553,366)                                                  531,300           556,038
   Government National Mortgage Association, Pool #465598, 7.745%, 10/15/35
   (08/25/00, amortized cost $ 287,463)                                                  279,128           294,927
   Government National Mortgage Association, Pool #533830, 7.85%, 11/15/35
   (11/06/00, amortized cost $ 3,126,230)                                              2,992,494         3,182,697

                       See notes fo financial statements

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
ANNUAL REPORT
SCHEDULE OF INVESTMENTS                                                                               MAY 31, 2001
------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL             VALUE
                                                                                       ---------             -----
   Government National Mortgage Association, Pool #514702, 8.25%, 12/15/32
   (06/20/00, amortized cost $ 1,874,969)                                              1,780,991         1,903,393
   Government National Mortgage Association, Pool #492249, 8.50%, 12/15/27
   (01/20/00, amortized cost $ 1,094,365)                                              1,065,787         1,154,324
    FHA Project Loan, Loan#071-35591, 7.34%, 09/01/30 +
   (02/06/01, amortized cost $ 1,258,919)                                              1,241,895         1,244,611
    FHA Project Loan, Loan#114-35008, 8.36%, 03/01/10 +
   (12/28/00, amortized cost $ 1,442,028)                                              1,411,292         1,441,282
    FHA Project Loan, Loan#031-43178, 8.40%, 05/01/30 +
   (08/31/00, amortized cost $ 5,198,802)                                              4,927,553         5,146,213
    FHA Project Loan, Loan#016-15013, 8.75%, 02/01/27 +
   (01/05/01, amortized cost $ 574,596)                                                  528,791           562,832
                                                                                                    --------------
   TOTAL AGENCY OBLIGATIONS (COST $ 32,441,218)                                                         32,740,754
                                                                                                    --------------

MUNICIPAL BONDS -- 23.13%

ALABAMA -- 1.81%
   Alabama Incentives Finance Authority Series B, 7.75%, 10/01/19                        750,000           799,260
                                                                                                    --------------

CALIFORNIA -- 5.29%
   ABAG Finance Authority for Nonprofit Corporations Insured Certificates
   of Participation, 6.75%, 10/01/16                                                   1,721,000         1,727,368
   El Cajon Redevelopment Agency Certificates of Participation, 7.60%, 10/01/20          525,000           553,896
   San Diego Redevelopment Agency, 6.50%, 09/01/09                                        50,000            50,712
                                                                                                    --------------
                                                                                                         2,331,976
                                                                                                    --------------
FLORIDA -- 0.56%
   Miami-Dade County Housing Finance Authority, 7.15%, 01/01/19                          250,000           249,402
                                                                                                    --------------

GEORGIA -- 0.75%
   Atlanta, Georgia U.S. Government Guaranteed Notes Series A, 6.93%, 08/01/08           325,000           330,271
                                                                                                    --------------

MASSACHUSETTS -- 0.85%
   Massachusetts State Development Finance Agency, 9.00%, 06/20/31                       350,000           377,454
                                                                                                    --------------

MISSOURI -- 0.72%
   Missouri Housing Development Commission Mortgage Revenue, 6.67%, 03/01/29             315,000           316,210
                                                                                                    --------------

NEW YORK -- 2.07%
   Utica NY Urban Renewal Agency Note Series 1992-A, 7.38%, 08/01/05                     225,000           229,700
   Utica NY Urban Renewal Agency Note Series 1992-A, 7.72%, 08/01/09                     225,000           228,454
   Utica NY Urban Renewal Agency Note Series 1992-A, 7.90%, 08/01/12                     450,000           456,543
                                                                                                    --------------
                                                                                                           914,697
                                                                                                    --------------


THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
ANNUAL REPORT
SCHEDULE OF INVESTMENTS                                                                               MAY 31, 2001
------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL             VALUE
                                                                                       ---------             -----
TEXAS -- 10.32%
   Harris County Housing Finance Corp., 7.05%, 08/20/25                                2,816,000         2,767,565
   Jefferson County Housing Finance Corp., 6.95%, 05/20/19                             1,164,000         1,125,448
   Panhandle Regional Housing Finance Agency, 6.70%, 07/20/10                            656,000           657,706
                                                                                                    --------------
                                                                                                         4,550,719
                                                                                                    --------------

WASHINGTON -- 0.76%
   Tacoma, Washington U.S. Government Guaranteed Notes Series A, 6.93%, 08/01/08         330,000           335,353
                                                                                                    --------------

   TOTAL MUNICIPAL BONDS (COST $ 10,209,678)                                                            10,205,342
                                                                                                    --------------
SHORT-TERM INVESTMENTS --3.70%

   Evergreen Money Market Trust Institutional Shares                                   1,633,265         1,633,265
                                                                                                    --------------
   TOTAL SHORT-TERM INVESTMENTS (COST $1,633,265)                                                        1,633,265
                                                                                                    --------------

TOTAL INVESTMENTS (COST $44,284,161) -- 101.05%                                                         44,579,361
OTHER ASSETS IN EXCESS OF LIABILITIES -- (1.05)%                                                          (462,992)
                                                                                                    --------------
NET ASSETS -- 100%                                                                                  $   44,116,369
                                                                                                    ==============

+ Securities for which market quotations are not readily available are valued by or at the direction of the Board of Trustees.
The total fair value of such securities at May 31, 2001 is $14,330,758 which represents 32.48% of total net assets. Parenthetical disclosure includes the acquisition date and/or amortized cost of the security.

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES                                 MAY 31, 2001
--------------------------------------------------------------------------------

ASSETS:
      Investments, at market (identified cost $44,284,161)         $ 44,579,361
      Cash                                                               16,543
      Receivables:
           Interest                                                     404,316
           Fund shares purchased                                        250,000
                                                                   ------------
                Total asset                                          45,250,220
                                                                   ------------

LIABILITIES:
      Payables:
           Investment securities purchased                              948,587
           Accrued distribution fees                                      3,590
           Distributions payable                                         95,967
           Accrued expenses                                              50,135
           Due to Advisor                                                35,572
                                                                   ------------
                           Total liabilities                          1,133,851
                                                                   ------------

NET ASSETS                                                         $ 44,116,369
                                                                   ============

NET ASSETS CONSIST OF:
           Paid-in Capital                                         $ 43,746,467
           Distributions in excess of net investment income                 (14)
           Accumulated realized gain on investments                      74,716
           Net unrealized appreciation on investments                   295,200
                                                                   ------------

Net Assets (Unlimited shares of no par value
  authorized; 4,307,424 shares outstanding)                        $ 44,116,369
                                                                   ============

Net Asset Value and offering price per share                       $      10.24
                                                                   ============

                        See notes to financial statements

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
ANNUAL REPORT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2001
--------------------------------------------------------------------------------

INVESTMENT INCOME:
      Interest                                                     $  1,498,040
                                                                   ------------
           Total investment income                                    1,498,040
                                                                   ------------

EXPENSES:
      Investment advisory fees                                          104,308
      Accounting and administration fees                                 59,834
      Professional fees                                                 115,500
      Insurance expense                                                  39,951
      Custodian fees                                                      5,000
      Trustee fees                                                       82,000
      Printing expense                                                   10,283
      Distribution fees                                                  52,154
      Other                                                              18,341
                                                                   ------------
      Total expenses before fee waivers                                 487,371
           Fees waived and expenses reimbursed by Advisor              (279,303)
                                                                   ------------
           Total net expenses                                           208,068
                                                                   ------------

      Net investment income                                           1,289,972
                                                                   ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
      Net realized gain on investments                                   98,977
      Net change in unrealized appreciation on investments              426,819
                                                                   ------------
                                                                        525,796
                                                                   ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  1,815,768
                                                                   ============

                        See notes to financial statements

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------

                                                                            FOR THE YEAR    FOR THE PERIOD
                                                                                ENDED            ENDED
                                                                            MAY 31, 2001     MAY 31, 2000*
                                                                            ------------     ------------
Increase in Net Assets
Operations:
     Net investment income                                                  $  1,289,972     $    220,514
     Net realized gain (loss) on investments                                      98,977          (24,261)
     Net change in unrealized appreciation (depreciation) on investments         426,819         (131,619)
                                                                            ------------     ------------
Net increase in net assets resulting from operations                           1,815,768           64,634
                                                                            ------------     ------------

Distributions to shareholders from:
     Net investment income                                                    (1,289,714)        (220,785)
                                                                            ------------     ------------


Increase in net assets from Fund share transactions (Note 2)                  33,881,138        9,765,328
                                                                            ------------     ------------

Increase in net assets                                                        34,407,192        9,609,177

NET ASSETS:
     Beginning of period                                                       9,709,177          100,000
                                                                            ------------     ------------
     End of period                                                          $ 44,116,369     $  9,709,177
                                                                            ============     ============

* The investment portfolio commenced operations on August 30, 1999.

                        See notes to financial statements

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data (For a Share Outstanding Throughout Each Period)
-----------------------------------------------------------------------------------------

                                                            FOR THE YEAR   FOR THE PERIOD
                                                                ENDED           ENDED
                                                            MAY 31, 2001    MAY 31, 2000*
                                                             ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD                         $     9.77      $    10.00
                                                             ----------      ----------

INVESTMENT OPERATIONS:
    Net investment income                                          0.58            0.36
    Net realized and unrealized gain (loss) on
       investments                                                 0.47           (0.23)
                                                             ----------      ----------
         Total from investment operations                          1.05            0.13
                                                             ----------      ----------

Distributions:
    From net investment income                                    (0.58)          (0.36)
                                                             ----------      ----------

NET ASSET VALUE, END OF PERIOD                               $    10.24      $     9.77
                                                             ==========      ==========

TOTAL RETURN                                                     10.96%           1.30%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (in 000's)                     $   44,116      $    9,709
    Ratio of expenses to average net assets:
         Before expense reimbursement                             2.34%           8.02% 1
         After expense reimbursement                              1.00%           1.00% 1
    Ratio of net investment income to average net assets:
         Before expense reimbursement                             4.84%           2.39% 1
         After expense reimbursement                              6.18%           6.33% 1
    Portfolio turnover rate                                      59.32%          98.58%

* The investment portfolio commenced operations on August 30, 1999.
1   Annualized

                        See notes to financial statements

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
ANNUAL REPORT
NOTES TO FINANCIAL STATEMENTS                                       MAY 31, 2001
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Community Reinvestment Act Qualified Investment Fund (the "Fund") was organized as a Delaware business trust on January 15, 1999. The Fund is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment company. The Fund is a non-diversified fund. The Fund is organized to offer a single class of shares of beneficial interest. The initial capitalization of the Fund, $100,000, was provided on June 3, 1999 by CRAFund Advisors, Inc., (the "Advisor"). The Fund commenced investment operations on August 30, 1999.

     The  costs   incurred  in  connection   with  the   organization,   initial
registration and public offering of shares have been paid by the Advisor. Accordingly, no organizational costs have been recorded by the Fund.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principals generally accepted in the United States of America for investment companies.

SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith as reviewed by the Board of Trustees. Short-term obligations having a maturity of 60 days or less are valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair market value. Discounts and premiums on debt securities are amortized to income over their prospective lives, using the interest method.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements from broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the repurchase agreements or has proper evidence of book entry receipt of the securities. In a repurchase agreement, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements entered into by the Fund must be collateralized by U.S. Government securities, the market values of which equal or exceed 102% of the principal amount of the Fund's investment.

INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
ANNUAL REPORT
NOTES TO FINANCIAL STATEMENTS                                       MAY 31, 2001
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES(CONTINUED)

Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis. Due to the non-diversified status of the Fund, securities held in certain issues could represent a concentration of credit risk.

FEDERAL INCOME TAXES. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distribution are determined in accordance with income tax regulations, which may differ from accounting principals generally accepted in the United States of America.

USE OF ESTIMATES. In preparing financial statements in conformity with accounting principals generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the year ended May 31, 2001 were as follows:

                                     SHARES           AMOUNT
                                  ------------     ------------
     Shares sold .............       3,267,692     $ 33,411,468
     Shares reinvested .......          54,045          552,400
     Redeemed ................          (8,001)         (82,730)
                                  ------------     ------------

     Net Increase ............       3,313,736     $ 33,881,138
                                  ============     ============

Transactions in shares of the Fund for the period ended May 31, 2000 were as follows:

                                     SHARES           AMOUNT
                                  ------------     ------------
     Shares sold .............         999,875     $  9,924,088
     Shares reinvested .......           9,498           93,488
     Redeemed ................         (25,685)        (252,248)
                                  ------------     ------------
     Net Increase ............         983,688     $  9,765,328
                                  ============     ============

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
ANNUAL REPORT
NOTES TO FINANCIAL STATEMENTS                                       MAY 31, 2001
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENT TRANSACTIONS

The  aggregate  purchases  and  sales  of  investments,   excluding   short-term
investments, by the Fund for the year ended May 31, 2001, were as follows:

     Purchases:
              U.S. Government ...........................     $         0
              Other .....................................      46,766,442
     Sales:
              U.S. Government ...........................               0
              Other .....................................      11,987,366

Cost of securities for tax purposes is  substantially  the same as for financial
reporting   purposes.   At  May  31,   2001,   gross   unrealized   appreciation
(depreciation) of investments for tax purposes were as follows:

     Appreciation .......................................     $   518,346
     Depreciation .......................................        (223,146)
                                                              -----------
     Net appreciation on investments ....................     $   295,200
                                                              ===========

NOTE 4 - ADVISORY AND DISTRIBUTION FEES

     The Fund has entered into an Advisory Agreement with CRAFund Advisors, Inc., a registered investment advisor, to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.50% as applied to the Funds' daily net assets. For the year ended May 31, 2001, the Advisor voluntarily waived their advisory fees, which amounted to $104,308.

     The Fund has adopted a distribution plan (the "Plan"), pursuant to Rule 12b-1 under the Act which permits the Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that the Fund will reimburse the distributor for actual distribution and shareholder servicing expenses incurred by the distributor not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets. For the year ended May 31, 2001, the Fund incurred distribution expenses of $52,154.

     For the fiscal year ended May 31, 2001 the Advisor contractually agreed to reimburse the Fund to the extent total annualized expenses exceed 1.00% of the Fund's average daily net assets. For the year ended May 31, 2001, the Fund incurred $174,995 expenses (other than advisory) reimbursable by the Advisor.

     Certain trustees and officers of the Fund are affiliated with the Advisor.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
ANNUAL REPORT
NOTES TO FINANCIAL STATEMENTS                                       MAY 31, 2001
--------------------------------------------------------------------------------

NOTE 5 - OTHER RELATED PARTY TRANSACTIONS - CHANGE OF DISTRIBUTOR

     Prior to December 15, 2000, SunCoast Capital Group, Ltd. ("SunCoast") served as the Fund's sole distributor and underwriter. Effective December 15, 2000 Declaration Distributors, Inc. (the "Distributor") became the Fund's sole distributor and underwriter. For the period ended May 31, 2001, there were no fees charged by the Distributor.

NOTE 6 - RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

     At a Special Meeting of Shareholders of the Fund held on October 2, 2000, shareholders of the Fund approved a sub-advisory agreement between CRAFund Advisors, Inc. and UBAN Associates, Inc. ("UBAN") with respect to the Fund. As of the date of this report, UBAN has not begun to serve as sub-adviser to the Fund.

     The results of the shareholder vote were as follows:

         FOR                        AGAINST          ABSTAIN
         ----                       -------          -------
         887,151.010                      0                0

                          INDEPENDENT AUDITORS' REPORT

To the Trustees
Community Reinvestment Act Qualified Investment Fund:

We have audited the accompanying statement of assets and liabilities of the Community Reinvestment Act Qualified Investment Fund (the Fund), including the schedule of portfolio investments, as of May 31, 2001 and the related statement of operations for the year then ended and statement of changes in net assets and financial highlights for the year ended May 31, 2001 and for the period from August 30, 1999 (commencement of operations) through May 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of May 31, 2001, as well as the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year ended May 31, 2001 and for the period from August 31, 1999 (commencement of operations) through May 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

KPMG
July 2, 2001